CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 471,224	$ 1,570,167	$ 6,684,576
Accounts receivable, Net	0	33,045	0
Prepaid expenses	155,622	169,839	156,730
Inventory	1,878	1,878	0
Total Current Assets	628,724	1,774,929	6,841,306
Property and Equipment, net of accumulated depreciation	26,023	24,838	24,450
Deposits	2,751	2,751	0
Developed Technology, net	2,571,429	2,678,571	0
Trademark, net	560,000	595,000	0
Goodwill	6,455,645	6,455,645	0
Total Assets	10,244,572	11,531,734	6,865,756
Current Liabilities
Accounts payable	210,812	278,309	0
Accrued liabilities	149,072	100,317	140,678
Interest payable	69,222	76,712	219,429
Notes payable	109,269	134,540	0
Total Current Liabilities	538,375	589,878	360,107
Long-Term Liabilities
Convertible debt, net of debt discount	0	753,914	0
Notes payable, net of current portion	149,748	164,726	0
Deferred Rent	786	491	0
Total Long-Term Liabilities	150,534	919,131	0
Total Liabilities	688,909	1,509,009	360,107
Stockholders' Equity
Preferred stock - $.001 par value: 500,000 shares authorized, no shares outstanding	0	0	0
Common stock - $.001 par value: 49,500,000 shares authorized, 11,256,175 and 9,172,480 shares issued at December 31, 2015 and December 31, 2014, respectively, 11,048,203 and 9,172,480 shares outstanding at December 31, 2015 and December 31, 2014, respectively	11,808	11,256	9,173
Additional paid-in capital	21,524,583	20,144,911	10,106,841
Due from Stockholder	(15,000)
Accumulated deficit	(11,965,728)	(10,133,442)	(3,610,365)
Total Stockholders' Equity	9,555,663	10,022,725	6,505,649
Total Liabilities and Stockholders' Equity	$ 10,244,572	$ 11,531,734	$ 6,865,756